The Glenmede Fund, Inc.

The Glenmede Portfolios

Muni Intermediate Portfolio (GTCMX)

Supplement dated June 30, 2016 to the

Prospectus dated February 29, 2016

Effective June 30, 2016, Michael C. Crow has replaced Mary Ann B. Wirts as the portfolio manager of the Muni Intermediate Portfolio.

The sub-section entitled “Portfolio Manager” of the “Summary Section” of the Muni Intermediate Portfolio on page 17 of the prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager: Michael C. Crow, Portfolio Manager of the Advisor, has managed the Portfolio since June 30, 2016.

In the sub-section entitled “Investment Advisor” of the section entitled “Additional Information About Management of the Portfolios” on pages 29-30 of the prospectus, the following information replaces the information about the portfolio management of the Muni Intermediate Portfolio contained on page 30 of the prospectus:

Michael C. Crow, Portfolio Manager of the Advisor, is primarily responsible for the management of the Muni Intermediate Portfolio. Mr. Crow has been responsible for the management of the Muni Intermediate Portfolio since June 30, 2016. Mr. Crow has been employed by the Advisor and its predecessors as a portfolio manager since 2001. Prior to that time, Mr. Crow served as a vice president of secondary marketing for Chapel Mortgage Corporation responsible for hedging the mortgage origination portfolio from September 1992 to May 2001.

This Supplement should be retained with your

Prospectus for future reference.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated June 30, 2016 to the

Statement of Additional Information (“SAI”) dated February 29, 2016

Effective June 30, 2016, Michael C. Crow has replaced Mary Ann B. Wirts as the portfolio manager of the Muni Intermediate Portfolio. Accordingly, all references to Mary Ann B. Wirts as portfolio manager of the Muni Intermediate Portfolio are hereby deleted.

In the sub-section entitled “Portfolio Managers” of the section entitled “Investment Advisory and Other Services” on page 49 of the SAI, the information in the table setting forth the dollar range of equity securities beneficially owned by the portfolio manager of the Muni Intermediate Portfolio is hereby deleted and replaced with the following:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Muni Intermediate Portfolio
Michael C. Crow*	None

* The dollar range of equity securities beneficially owned by the Portfolio Manager of the Muni Intermediate Portfolio is as of May 31, 2016.